CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows Provided by Operating Activities
Net income	$ 92,539	$ 4,835
Adjustments to reconcile net income to net cash from operating activities:
Undistributed income from unconsolidated entities	(4,581)	(4,127)
Deferred income tax (recovery) / expense	(9,788)	103,085
Non-cash interest converted into equity		1,674
Share-based compensation costs	7,294	5,680
Depreciation	3,386	3,544
Changes in operating assets and liabilities:
Increase in receivables and other assets	(27,350)	(119,298)
(Increase) / decrease in land and housing inventory	(160,865)	70,860
Increase / (decrease) in accounts payable and other liabilities	140,312	(40,347)
Other / foreign exchange	803	(2,909)
Net cash provided by operating activities	41,750	22,997
Cash Flows Provided by Investing Activities
Investments in unconsolidated entities	(14,823)	(16,102)
Distributions from unconsolidated entities	35,016	12,222
Change in restricted cash	(4,468)	(1,762)
Other	132
Net cash provided by / (used in) investing activities	15,857	(5,642)
Cash Flows Used in Financing Activities
Drawings under project-specific and other financings	327,270	187,097
Repayments under project-specific and other financings	(273,641)	(176,314)
Drawings on bank indebtedness	9,000	13,856
Repayments on bank indebtedness	(178,292)	(77,675)
Drawings from affiliate	109,000	293,900
Repayments to affiliate	(335,000)	(227,900)
Drawings under unsecured senior notes payable	589,004
Repayments of notes payable	(485,673)
Net contributions to non-controlling interest and other interests in consolidated subsidiaries	(1,076)	(5,799)
Common shares issued net of issue costs	228,181
Exercise of stock options	1,709	107
Purchase of common shares for escrowed stock plan		(19,280)
Dividends paid to preferred shareholders	(135)	(10,062)
Other / foreign exchange	(290)	2,532
Net cash used in financing activities	(9,943)	(19,538)
Change in cash and cash equivalents	47,664	(2,183)
Cash and cash equivalents at beginning of year	2,162	4,345
Foreign exchange on cash
Cash and cash equivalents at end of year	49,826	2,162
Supplemental Cash Flow Information
Interest paid	71,921	77,420
Income taxes paid	$ 41,867	$ 2,736